Net Trading Income	12 Months Ended
Mar. 31, 2018
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Net Trading Income
28	NET TRADING INCOME

Net trading income for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Interest rate	¥128,137	¥79,650	¥240,763
Foreign exchange	87,322	51,143	204,349
Equity	48,047	39,478	18,019
Credit	5,735	13,063	(2,641)
Others	1,223	629	2,192

Total net trading income	¥270,464	¥183,963	¥462,682

Net trading income includes income and losses from trading assets and liabilities, and derivative financial instruments.